Revenue (Details) - Schedule of Customer and Associated Trade Receivables	12 Months Ended
Dec. 31, 2023 EUR (€)
Customer 1 [Member]
Schedule of Customer and Associated Trade Receivables [Line Items]
Customer Revenue	€ 105,577
Customer Associated Trade Receivables	26,433
Customer 2 [Member]
Schedule of Customer and Associated Trade Receivables [Line Items]
Customer Revenue	64,615
Customer Associated Trade Receivables
Customer 3 [Member]
Schedule of Customer and Associated Trade Receivables [Line Items]
Customer Revenue	53,846
Customer Associated Trade Receivables
Customer 4 [Member]
Schedule of Customer and Associated Trade Receivables [Line Items]
Customer Revenue	53,846
Customer Associated Trade Receivables	23,253
Customer 5 [Member]
Schedule of Customer and Associated Trade Receivables [Line Items]
Customer Revenue	48,462
Customer Associated Trade Receivables